Other Assets (Tables)	3 Months Ended
Mar. 31, 2017
Other Assets [Abstract]
Schedule of other assets

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Capitalized selling and marketing costs(1)	$12,639	$10,101
Deferred tax asset, net	8,488	8,434
Property and equipment, net of accumulated depreciation	784	857
Prepaid income taxes	375	—
Prepaid expenses	2,821	1,907
	$25,107	$21,299
Other assets consist of the following:

	December 31,
	2016	2015
	(Dollars in thousands)
Capitalized selling and marketing costs (1)	$10,101	$9,282
Deferred tax asset, net	8,434	7,516
Property and equipment, net of accumulated depreciation	857	929
Prepaid expenses	1,907	1,127
Other assets	—	15
	$21,299	$18,869

(1)
The Company amortized $9.2 million and $4.8 million of capitalized selling and marketing project costs to selling and marketing expenses during the years ended December 31, 2016 and 2015, respectively.